Intangible Assets_Intangible Assets(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	[1]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		₩ 2,755,783	[1]	₩ 2,943,060	$ 2,476,329
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,943,060
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,755,783	[1]	2,943,060
Insurance expenses and other operating expenses and others in the statements of comprehensive income	[2]	214,735		179,809
Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,486,669		4,357,362
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,357,362
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,486,669		4,357,362
Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,614,775)		(1,299,879)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,299,879)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,614,775)		(1,299,879)
Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(115,534)		(113,591)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(113,591)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(115,534)		(113,591)
Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(577)		(832)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(832)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(577)		(832)
Goodwill
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		275,220		273,450
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		273,450
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		275,220		273,450
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(69,315)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		0		(1,202)
Disposal and others		0		0
Ending(Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Goodwill | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		346,314		344,799
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		344,799
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		346,314		344,799
Goodwill | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Goodwill | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(70,517)		(70,517)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(70,517)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(70,517)		(70,517)
Goodwill | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(577)		(832)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(832)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(577)		(832)
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,480,563		2,669,610
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,669,610		389,924
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		148,765		128,491
Disposal		(11,496)		(7,110)
Amortization	[2]	(323,848)		(272,342)
Business combination		17		2,434,049
Others		(2,485)		(3,402)
Ending		2,480,563		2,669,610
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated impairment losses of Intangible assets and goodwill)		(43,074)		(44,927)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		(5,846)		(601)
Reversal		3,475		954
Disposal and others		428		1,500
Ending(Accumulated impairment losses of Intangible assets and goodwill)		(45,017)		(43,074)
Other intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,140,355		4,012,563
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,012,563
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,140,355		4,012,563
Other intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,614,775)		(1,299,879)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,299,879)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,614,775)		(1,299,879)
Other intangible assets | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(45,017)		(43,074)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(43,074)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(45,017)		(43,074)
Other intangible assets | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Industrial property rights
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,497		7,098
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		7,098		3,005
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		1,329		4,772
Disposal		(1,200)		(8)
Amortization	[2]	(639)		(683)
Business combination		0		0
Others		(2,091)		12
Ending		4,497		7,098
Industrial property rights | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		9,248		9,497
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		9,497
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		9,248		9,497
Industrial property rights | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,661)		(2,399)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(2,399)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,661)		(2,399)
Industrial property rights | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,090)		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,090)		0
Software
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		204,505		177,566
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		177,566		137,101
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		103,398		88,172
Disposal		(6)		(48)
Amortization	[2]	(76,280)		(66,655)
Business combination		17		20,396
Others		(190)		(1,400)
Ending		204,505		177,566
Software | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		1,169,549		1,062,699
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		1,062,699
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		1,169,549		1,062,699
Software | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(965,044)		(885,133)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(885,133)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(965,044)		(885,133)
Software | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount	[3]	248,611		247,479
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		247,479	[3]	221,867
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer	[3]	36,014		34,755
Disposal	[3]	(10,290)		(7,054)
Amortization	[2]	(24,388)		(18,437)
Business combination	[3]	0		18,362
Others	[3]	(204)		(2,014)
Ending	[3]	248,611		247,479
Other intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		515,041		501,874
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		501,874
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		515,041		501,874
Other intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(223,503)		(211,321)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(211,321)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(223,503)		(211,321)
Other intangible assets | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(42,927)		(43,074)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(43,074)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(42,927)		(43,074)
Value of Business Acquired (VOBA)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,001,945		2,216,098
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,216,098		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[2]	(214,153)		(179,193)
Business combination		0		2,395,291
Others		0		0
Ending		2,001,945		2,216,098
Value of Business Acquired (VOBA) | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,395,291		2,395,291
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,395,291
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,395,291		2,395,291
Value of Business Acquired (VOBA) | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(393,346)		(179,193)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(179,193)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(393,346)		(179,193)
Value of Business Acquired (VOBA) | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Finance leases assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		21,005		21,369
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		21,369		27,951
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		8,024		792
Disposal		0		0
Amortization	[2]	(8,388)		(7,374)
Business combination		0		0
Others		0		0
Ending		21,005		21,369
Finance leases assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		51,226		43,202
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		43,202
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		51,226		43,202
Finance leases assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(30,221)		(21,833)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(21,833)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(30,221)		(21,833)
Finance leases assets | Accumulated Impairment [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		₩ 0		₩ 0

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Including KRW 179,809 million and KRW 214,735 million recorded in insurance expenses and other operating expenses and others in the statements of comprehensive income for the years ended December 31, 2017 and 2018.
[3]	Impairment loss for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment loss was recognized when its recoverable amount is higher than its carrying amount.